FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 2, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED MANAGED POOL SERIES (the “Registrant”)

Federated International Dividend Strategy Portfolio (the “Fund”)

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant's Rule 485(a) Amendment filed with the Commission on November 19, 2014.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (724) 720- 8835.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal